Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		$ (200,250)	$ (135,390)
Changes recorded on the statement of profit and loss		(13,111)	(18,171)
Changes recorded to equity reserve		(6,142)	(5,188)
Translation differences		(4,372)	(291)
Impact of change in tax rate		575	(6,857)
Changes in respect of business combinations			(34,353)
Sale of subsidiaries		170,547
Balance of deferred tax asset (liability)		(52,753)	(200,250)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		(207,493)	(123,968)
Changes recorded on the statement of profit and loss		(13,940)	(48,212)
Changes recorded to equity reserve
Translation differences		(10,046)	(1,495)
Impact of change in tax rate		575	7,638
Changes in respect of business combinations			(41,456)
Sale of subsidiaries		140,736
Balance of deferred tax asset (liability)		(90,168)	(207,493)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		1,711	601
Changes recorded on the statement of profit and loss		(1,097)	286
Changes recorded to equity reserve		882	61
Translation differences		24	15
Impact of change in tax rate
Changes in respect of business combinations			748
Sale of subsidiaries		(1,520)
Balance of deferred tax asset (liability)			1,711
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		84,735	61,943
Changes recorded on the statement of profit and loss		(13,919)	28,014
Changes recorded to equity reserve
Translation differences		4,397	398
Impact of change in tax rate			(5,620)
Changes in respect of business combinations
Sale of subsidiaries		(39,764)
Balance of deferred tax asset (liability)		35,449	84,735
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	[1]	(79,203)	(73,966)
Changes recorded on the statement of profit and loss	[1]	15,845	1,741
Changes recorded to equity reserve	[1]	(7,024)	(5,249)
Translation differences	[1]	1,253	791
Impact of change in tax rate	[1]		(8,875)
Changes in respect of business combinations	[1]		6,355
Sale of subsidiaries	[1]	71,095
Balance of deferred tax asset (liability)	[1]	$ 1,966	$ (79,203)

[1]	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.